S-K 1606, De-SPAC Board Determination	Sep. 30, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

In evaluating the Business Combination, the SPKL Board consulted with SPKL’s management and SPKL’s financial and legal advisors. On June 10, 2026, the SPKL Board unanimously: (i) determined that it was advisable and in the best interests of SPKL and its shareholders for SPKL to enter into the Merger Agreement, the Ancillary Documents, and the Series A Preferred Investment Agreements; (ii) approved the Transactions; and (iii) recommended that the SPKL shareholders approve the Shareholder Proposals.

The SPKL Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors it considered in reaching their respective determinations. Members of the SPKL Board viewed their decisions as being based on all of the information available and the factors presented to and considered by each of them. In addition, individual directors may have given different weight to different factors. This explanation of the SPKL Board’s reasons for the Business Combination and other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed in the section entitled “Cautionary Note Regarding Forward-Looking Statements.”

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]	The SPKL Board believes the $600,000,000 equity value ascribed to Legacy ZincFive in the Business Combination is attractive as compared to a range of valuations given to comparable companies in connection with similar transactions and public and private financings based on the factors and analysis considered as further described under “— Selection of Legacy ZincFive”.
De-SPAC, Board Determination, Financial Projections Relied Upon [Text Block]	Houlihan Capital did not assume responsibility for any independent verification of this information, nor did it assume any obligation to verify this information. Nothing came to Houlihan Capital’s attention in the course of the engagement which led Houlihan Capital to believe that (i) any information provided to Houlihan Capital or assumptions made by Houlihan Capital were insufficient or inaccurate in any material respect or (ii) it was unreasonable for Houlihan Capital to use and rely upon such information or make such assumptions. For the avoidance of doubt, SPKL management directed Houlihan Capital to rely on the Forecast (as defined below) in preparation of the Fairness Opinion. To the knowledge of SPKL, the Forecast represented Legacy ZincFive management’s good faith assessment of Legacy ZincFive’s future performance assuming the closing of the Business Combination, for the periods stated therein, as of the date such Forecast was prepared. As of , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), Legacy ZincFive management has affirmed to SPKL that the Forecast continues to reflect the views of Legacy ZincFive’s management regarding Legacy ZincFive’s future performance. There is no information that has come to the attention of SPKL management, as of the date of the Fairness Opinion, that would cause SPKL to believe that Houlihan Capital should not rely upon the Forecast, taking into account the assumptions incorporated therein. Houlihan Capital had no role whatsoever in the preparation of the Forecast, nor was Houlihan Capital asked to provide an outside “reasonableness review” of the Forecast. Further, SPKL did not engage Houlihan Capital to audit or otherwise validate any of the Forecast’s underlying inputs and assumptions. Except as described above and elsewhere in this section, neither SPKL, Sponsor, Legacy ZincFive, nor any of their respective affiliates imposed any limitation on the scope of Houlihan Capital’s investigation or on the procedures Houlihan Capital followed in rendering the Fairness Opinion, and none of them instructed Houlihan Capital as to the valuation approaches or methodologies to be employed, the guideline public companies to be selected, the valuation multiples to be applied, or the findings, conclusions or recommendations to be reached.
De-SPAC, Board Determination, Terms of Financing Materially Related Considered [Text Block]	The SPKL Board also considered that Legacy ZincFive was able to secure $106.5 million in aggregate from the Series A Preferred Investors, who committed to subscribe for Series A Preferred Stock in connection with the Business Combination. The SPKL Board also considered that the Series A Preferred Investors consisted of a mix of existing Legacy ZincFive investors and investors with no prior investment in Legacy ZincFive.
De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]	The SPKL Board considered the financial analyses reviewed by Houlihan Capital with the SPKL Board as well as the oral opinion of Houlihan Capital rendered to the SPKL Board on June 10, 2026, as to the fairness, from a financial point of view, of the Business Combination to the unaffiliated shareholders of SPKL. Houlihan Capital subsequently confirmed its opinion in writing. A copy of the Fairness Opinion is attached as Annex M to this proxy statement/prospectus.
De-SPAC, Board Determination, Other Factors Considered [Text Block]

The SPKL Board also considered a variety of risks and uncertainties and other potentially negative factors concerning the Business Combination, including the following:

●	Limited Operating History and Related Business Risks. The SPKL Board considered the risks to successful implementation of Legacy ZincFive’s long-term business plan and strategy in light of its operating history as a private company. Such risks included: (i) the risk that commercialization of Legacy ZincFive’s products at scale may be delayed or may not occur as anticipated, including risks that increasing customer demand may not be satisfied, product quality and reliability may not be sufficiently maintained, and the challenges of introducing new products and managing operational complexity associated with rapid growth; (ii) that Legacy ZincFive has incurred net losses since inception and may not be able to obtain necessary financing on terms favorable to it, or at all, whether in connection with the Business Combination or otherwise; (iii) risks relating to evolving technological standards and competition from incumbent and emerging power solutions providers, including lithium-ion and other battery technologies; (iv) macroeconomic and geopolitical risks, including risks to Legacy ZincFive’s supply chain and the impact of tariffs on components sourced from overseas markets; (v) risks associated with customer concentration, dependence on continued adoption of nickel-zinc technology, the timing and size of customer orders, lengthy qualification and purchasing cycles, backlog conversion, working-capital requirements and the timing of large deployments, each of which could result in variable revenue, cash-flow and quarterly financial performance.
●	Absence of Discounted Cash Flow Analysis. Legacy ZincFive did not provide financial forecasts relating to Legacy ZincFive in a form that permitted a discounted cash flow analysis to be performed. As such, no such analysis was performed with respect to Legacy ZincFive.
●	Intellectual Property Risks. The value of the intellectual property associated with Legacy ZincFive’s technology is based in part on Legacy ZincFive’s ability to use, protect and enforce its patents and other proprietary rights, which is not guaranteed and the inability to do so may expose Legacy ZincFive to the possible loss of competitive advantage.
●	Benefits May Not Be Achieved. The risk that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
●	Redemption Risk. The risk that a significant number of SPKL shareholders elect to redeem their Public Shares prior to the consummation of the Business Combination pursuant to SPKL’s organizational documents, thereby reducing the amount of cash available to ZincFive following the consummation of the Business Combination, which could adversely affect ZincFive or reduce the benefits to SPKL’s shareholders of the Business Combination. The SPKL Board noted in particular that, as of June 30, 2026, the aggregate amount on deposit in the Trust Account was approximately $25.8 million, representing a redemption price of approximately $11.54 per Public Share, and that the Available Closing SPAC Cash condition of $100,000,000 under the Merger Agreement is expected to be satisfied primarily through the proceeds of the Series A Preferred Stock Investment rather than the Trust Account.
●	Conflicts of Interest. The SPKL Board considered the conflicts of interest described under the section entitled “The Business Combination Proposal — Certain Interests of SPKL’s Directors and Officers and Others in the Business Combination,” including the Sponsor’s interest in completing the Business Combination to avoid the forfeiture of its investment in SPKL, the economic benefit to the Sponsor from the waiver of the Forward Purchase Agreement forfeiture obligation in connection with the ZincFive Business Combination specifically, and the consulting and board service fees payable to SPKL’s officers and directors.
●	Closing Conditions. The fact that completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within SPKL’s control, including the approval of Legacy ZincFive’s stockholders, and the consummation of the Series A Preferred Stock Investment.
●	Listing Risks. The challenges associated with preparing Legacy ZincFive, a private company, for the applicable disclosure and requisite internal controls, listing and audit requirements, corporate governance, and investor relations, to which ZincFive will be subject as a publicly traded company on a Stock Exchange, as well as associated compliance costs and the potential diversion of management resources from business operations.
●	Transaction Approvals and SEC Review. Completion of the Business Combination is subject to required corporate and stockholder approvals, the effectiveness of the registration statement filed with the SEC and other applicable regulatory requirements. The review process could result in delays, additional disclosure obligations or changes to the anticipated transaction timetable.
●	Litigation. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination, including the $3,500,000 deferred underwriting commission payable to Cantor upon consummation.
●	Other Risks. Various other risks associated with the business of Legacy ZincFive, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/prospectus.

De-SPAC, Approval By Majority of Unaffiliated Security Holders of the SPAC is Required [Flag]	false